       As filed with the Securities and Exchange Commission on January 12, 1999
                           File Nos. 333-8653 and 811-07725

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

                     REGISTRATION STATEMENT UNDER THE SECURITIES
                                     ACT OF 1933

                             Pre-Effective Amendment No.                     / /

                            POST-EFFECTIVE AMENDMENT NO. 4                   /X/

                                        AND/OR
                 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                     ACT OF 1940
                                   AMENDMENT NO. 6                           /X/

                           (Check appropriate box or boxes)

                                SEASONS SERIES TRUST
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                 1 SunAmerica Center
                              Los Angeles, CA 90067-6022

                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

          REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 858-8850

                                Robert M. Zakem, Esq.
                       Senior Vice President and General Counsel
                                 The SunAmerica Center
                           SunAmerica Asset Management Corp.
                              733 Third Avenue - 3rd Floor
                                 New York, NY  10017
                        (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      COPY TO:

      Susan L. Harris, Esq.              Margery K. Neale, Esq.
      SunAmerica Inc.                    Swidler Berlin Shereff Friedman, LLP
      1 SunAmerica Center                919 Third Avenue
      Los Angeles, CA 90067-6022         New York, New York 10022


      Approximate date of Proposed Public Offering:
      As soon as practicable after this Registration Statement becomes effective.



                IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                               (CHECK APPROPRIATE BOX)

    / /  immediately upon filing pursuant to paragraph (b) of Rule 485

    /X/  on January 29, 1999 pursuant to paragraph (b) of Rule 485

    / /  60 days after filing pursuant to paragraph (a) of Rule 485

    / /  on (date) pursuant to paragraph (a) of Rule 485

    / /  75 days after filing pursuant to paragraph (a)(ii)

    / /  on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
         /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Registration Statement incorporates by reference the Prospectus and Statement of Additional Information as contained in Post-Effective Amendment
No. 3 to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 2, 1998.

                                        PART C
                                  OTHER INFORMATION
Item 23.  Exhibits:

(a) Declaration of Trust. Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-8653) filed on July 22, 1996.




(b) By-Laws. Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-8653) filed on July 22, 1996.
(c)       Inapplicable.

(d)(i) Investment Advisory and Management Agreement. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-8653) filed on February 11, 1997.

(d)(ii) Sub-Advisory Agreements. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-8653) filed on February 11, 1997.

(e)       Inapplicable.

(f)       Inapplicable.

(g) Custodian Contract. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-8653) filed on April 1, 1997.

(h) Fund Participation Agreement between Registrant and Anchor National Life Insurance Company, on behalf of itself and Variable Annuity Account Five. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-8653) filed on April 1, 1997.

(i) Opinion and Consent of Counsel. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's.

(j)       Consent of Independent Accountants, to be filed by amendment.

(k)       Inapplicable.

(l)       Inapplicable.

(m)       Inapplicable.

(n)       Financial Data Schedules, to be filed by amendment.


(o)(i)    Inapplicable.


   (ii) Powers of Attorney. Incorporated herein by reference to Pre-Effective Amendment No. 2, filed April 1, 1997.


   (iii)  Power of Attorney for Monica C. Lozano, to be filed by amendment.

Item 24.  Persons Controlled by or under Common Control with Registrant.

          There are no persons controlled by or under common control with Registrant.

Item 25.  Indemnification.

     Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                      ARTICLE VI
                                   INDEMNIFICATION

     The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

(b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

(e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt
of an undertaking by or on behalf of the Trustee or officer to   repay such
amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

(h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

(i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance
of such insurance would result in the   indemnification of any Person in
contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

                           * * * * * * * * * * * * * * *

The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties involved in the conduct of office on the part of the Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Adviser) the Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust or to any other person for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.


Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Adviser.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business And Other Connections of Adviser.


SunAmerica Asset Management Corp. ("SunAmerica"), the Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Commission
(File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.



Bankers Trust Company, Goldman Sachs Asset Management, Janus Capital Corporation, Lord, Abbett & Co., Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., and Wellington Management Company, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of Bankers Trust Company, Goldman Sachs Asset Management, Janus Capital Corporation, Lord, Abbett & Co., Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., and Wellington Management Company, and other required information:



                                         FILE NO.


 Goldman Sachs Asset Management          801-16048

 Goldman Sachs Asset Management          801-38157
 International

 Janus Capital Corporation               801-3991

 Lord, Abbett & Co.                      801-6997

 T. Rowe Price Associates, Inc.          801-856

 Putnam Investment Management, Inc.      801-7974

 Wellington Management Company           801-15908


Reference is made to Post-Effective Amendment No. 26 to BT Investment Funds' Registration Statement on Form N-1A (File No. 33-07404) filed on October 26, 1998 for a description of the names and employment of the directors and officers of Bankers Trust Company.


Item 27.  Principal Underwriters.

There is no Principal Underwriter for the Registrant.

Item 28.  Location of Accounts and Records.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

Bankers Trust Company has principal offices at 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006.

Goldman Sachs Asset Management is located at 85 Broad Street, 12th Floor, New York, New York 10004.


Goldman Sachs Asset Management International is located at Peterborough Court, 133 Fleet Street, London EC4A 2BB, England.

Janus Capital Corporation is located at 100 Fillmore Street, Suite 300, Denver, Colorado 80296-4923.

Lord, Abbett & Co. is located in the General Motors Building, at 767 Fifth Avenue, New York, New York 10153.

Putnam Investment Management, Inc. is located at One Post Office Square, Boston, Massachusetts 02109.

SunAmerica Asset Management Corp., is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.

Wellington Management Company, LLP is located at 75 State Street, Boston, Massachusetts 02109.


Each of the Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29.  Management Services.

Inapplicable.

Item 30.  Undertakings

Inapplicable.

                                      SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 4 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused the Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 12th day of January, 1999.


                  SEASONS SERIES TRUST

                                        By:  /s/ Peter C. Sutton
                                        --------------------------------
                                             Peter C. Sutton
                                             Vice President

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 4 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



             *                    Trustee, Chairman and       January 12, 1999
 --------------------------       President
 James K. Hunt                    (Principal Executive
                                  Officer)


             *                    Treasurer and Controller    January 12, 1999
 ---------------------------      (Principal Financial and
 Scott L. Robinson                Accounting Officer)




             *                    Trustee                     January 12, 1999
 ---------------------------
 Allan L. Sher


             *                    Trustee                     January 12, 1999
 ---------------------------
 William M. Wardlaw


 *By: /s/ Robert M. Zakem                                     January 12, 1999
 ---------------------------
 Robert M. Zakem,
 Attorney-in-Fact